Significant Accounting Policies - Summary of Financial Information of the Group's VIEs (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 2,254,213	$ 308,826	¥ 2,624,719	$ 359,585	¥ 1,494,150	¥ 2,664,132
Restricted cash	1,739,339	238,289	1,578,450	$ 216,247	1,436,033	1,454,682
Restricted term deposit and short-term investments	58,497	8,014	105,182
Deposits to insurance companies and guarantee companies	2,355,343	322,681	2,613,271
Property, equipment and software, net	613,110	83,996	446,640
Land use rights, net and right of use assets	862,867	118,212	897,267
TOTAL ASSETS	22,240,779	3,046,975	23,140,791
Liabilities [Abstract]
Deferred guarantee income	975,102	133,588	1,538,385		894,858	419,843
Contingent guarantee liabilities	1,079,000		1,808,540		882,107	928,840
TOTAL LIABILITIES	11,500,773	1,575,596	13,430,709
SHAREHOLDERS’ EQUITY:
Total shareholders equity	10,740,006	1,471,379	9,710,082		¥ 8,648,751	¥ 8,067,809
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	22,240,779	$ 3,046,975	23,140,791
VIEs
ASSETS
Cash and cash equivalents	1,670,835		1,834,738
Restricted cash	1,141,723		916,015
Restricted term deposit and short-term investments	79,760		149,678
Financing receivables, net	4,530,170		3,990,083
Amounts due from Group companies	109,196		201,390
Deposits to insurance companies and guarantee companies	2,347,124		2,605,464
Contract assets and receivables, net	4,790,945		5,586,257
Property, equipment and software, net	522,718		351,688
Land use rights, net and right of use assets	901,443		955,250
Long-term investments	239,244		239,244
Other assets	2,794,112		3,119,999
TOTAL ASSETS	19,127,270		19,949,806
Liabilities [Abstract]
Amounts due to Group companies	6,672,028		6,546,526
Borrowings	916,305		842,158
Funding debts	3,951,665		3,938,996
Deferred guarantee income	786,793		1,215,490
Contingent guarantee liabilities	876,614		1,232,002
Amounts due to related parties	3,048,229		3,641,027
TOTAL LIABILITIES	16,251,634		17,416,199
SHAREHOLDERS’ EQUITY:
Total equity attributable to owners of the company	2,875,636		2,533,607
Total shareholders equity	2,875,636		2,533,607
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	¥ 19,127,270		¥ 19,949,806